EXCHANGE LISTED FUNDS TRUST

HIGH YIELD ETF

(NYSE Arca Ticker: HYLD)

Supplement dated October 9, 2020 to the currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information for the High Yield ETF (the “Fund”) and should be read in conjunction with those documents.

Effective October 12, 2020, the number of Fund shares required to form a Creation Unit (as defined in the Prospectus) will decrease from 50,000 to 25,000. All references to the number of shares required to form a Creation Unit are revised accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.